NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Estimate of the Retirement Commitments (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate	0.79%	0.34%	0.77%
Wage increase	2.00%	2.00%	2.00%
Bottom of range
Disclosure of defined benefit plans [line items]
Age of retirement	65 years	65 years	65 years
Top of range
Disclosure of defined benefit plans [line items]
Age of retirement	67 years	67 years	67 years
Non executive employees
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	39.00%	39.00%	36.00%
Executive employees
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	51.00%	51.00%	50.00%
Executive management
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	49.00%	49.00%	52.00%